Document and Entity Information	Jul. 17, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001986395
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 17, 2025
Entity Registrant Name	Starwood Credit Real Estate Income Trust
Entity Incorporation State Country Code	MD
Entity File Number	000-56577
Entity Tax Identification Number	93-6487687
Entity Address, Address Line One	2340 Collins Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(305)
Local Phone Number	695-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true